U.S
Securitie
s
and
Exchange
Commissio
n
Washingto
n
D.C.
20549
Form 24F-
2
Annual
Notice of
Securitie
s
Sold
Pursuant
to
Rule 24f-
2


1. Smith
Breeden
Series
Fund
   100
   Europa
   Drive
   Chapel
   Hill
NC
   27514


2. Short
   Durati
   on
   U.S.
   Govern
   ment
   Fund
   Interm
   ediate
   Durati
   on
   U.S.
   Govern
   ment
   Fund


3. Invest
   ment
   Compan
   y File
   Act
   No:
   811
   6431
   Securi
   ties
   Act
   File
   No:
   33
   43089


4(a).  The last day of fiscal year
      for which this notice is filed:
      March 31, 1999
4(b).  Not applicable
4(c).  Not applicable.


5.   Calculation of Registration Fee

5(i).  Aggregate sale price of securities
sold during the fiscal year pursuant to
section 24(f):  $80,981,255

5(ii).  Aggregate price of securities
redeemed or repurchased during the fiscal
year:  $96,311,452

5(iii).  Aggregate price of securities
redeemed or repurchase during any
prior fiscal year ending no earlier than October 11. 1995 that were not previously used to reduce registration fees payable to the Commission: $228,885,082

5(iv).  Total available redemption
credits [Add Items 5(ii) and 5(iii)]:
$325,196,534

5(v).  Net sales - if Item 5(i) is
greater than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:  N/A

5(vi).  Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:  $244,215,280

5(vii).  Multiplier for determining
registration fee: N/A

5(viii).  Registration fee due [multiply
Item 5(v) by Item f(vii)] (enter 0 if no
fee is due):  $0


6. Prepaid Shares.  If the response to
Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October
11, 1997, then report the amount of
securities (number of share or other
units) deducted here: $14,719,796

If there is a number of shares or other
units that were registered pursuant to
rule 24e-2 remaining unsold at the end of
the fiscal year for which this form is
filed that are available for use by the
issuer in future fiscal years, then state
that number here:
$0
7. Interest due - if this Form is being
filed more than 90 days after the end of
the issuer's fiscal year:  N/A
8. Total of the amount of the
registration fee plus any interest due
[line 5(viii) plus line 7]:  $0
9. Date the registration fee and any
interest payment was wired to the
Commission's lockbox depository:
N/A

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacity and on the dates indicated.

BY:  Marianthe S. Mewkill S/
     Vice President & Treasurer
     June 22, 1999